Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments comprising its continuing operations for the six months ended June 30, 2024 and 2025. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim condensed consolidated financial statements. Segment results are evaluated based on income from operations.

	Six months ended June 30, 2024			Six months ended June 30, 2025
	MR (Handysize/MR2) tanker segment	LPG carrier segment	Total	MR (Handysize/MR2) tanker segment	LPG carrier segment	Total
Time charter revenues	$—	$6,516,885	$6,516,885	$—	$7,528,174	$7,528,174
Voyage charter revenues	—	1,310,662	1,310,662	—	—	—
Pool revenues	4,019,697	—	4,019,697	2,068,779	—	2,068,779
Total vessel revenues	$4,019,697	$7,827,547	$11,847,244	$2,068,779	$7,528,174	$9,596,953
Voyage expenses (including charges from related parties)	(156,626)	(920,035)	(1,076,661)	(266,641)	(360,353)	(626,994)
Vessel operating expenses	(1,135,874)	(3,420,534)	(4,556,408)	(696,733)	(3,851,595)	(4,548,328)
Management fees to related parties	(189,098)	(756,392)	(945,490)	(144,585)	(775,404)	(919,989)
Provision for doubtful accounts	—	(25,369)	(25,369)	—	—	—
Depreciation and amortization	(463,714)	(1,855,612)	(2,319,326)	(415,178)	(1,891,522)	(2,306,700)
Segments operating income/(loss)	$2,074,385	$849,605	$2,923,990	$545,642	$649,300	$1,194,942
Interest and finance costs			(202,251)			(79,144)
Interest income			4,288,184			1,296,262
Interest income from related party			—			1,771,836
Dividend income from related party			1,263,889			2,620,833
Foreign exchange (losses)/gains			(3,404)			35,744
Dividend income on equity securities			4,136			4,623
(Loss)/Gain on equity securities			(13,837)			22,163
Less: Unallocated corporate general and administrative expenses (including related parties)			(4,698,176)			(3,955,945)
Net income and comprehensive income from continuing operations, before taxes			$3,562,531			$2,911,314
Net income and comprehensive income from discontinued operations, before taxes			$19,714,095			$100,768
Net income and comprehensive income, before taxes			$23,276,626			$3,012,082

Reconciliation of Total Segment Assets to Total Assets

A reconciliation of total segment assets to total assets presented in the accompanying unaudited condensed consolidated balance sheets of December 31, 2024, and June 30, 2025, is as follows:

	As of December 31, 2024	As of June 30, 2025
MR (Handysize/MR2) tanker segment	9,666,777	5,408,661
LPG carrier segment	72,241,241	71,646,584
Cash and cash equivalents(1)	37,191,906	114,665,412
Prepaid expenses and other assets(1)	206,812,257	134,089,457
Total assets from continuing operations	$325,912,181	$325,810,114
Total assets from discontinued operations	$495,003	$449,807
Total consolidated assets	$326,407,184	$326,259,921

(1)	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.